Material Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Office renovation [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	10 years
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	5 years
Furniture and fittings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	5 years
Computer and software [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	10 years
Right of use asset - premise [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	3 years
Right of use asset – motor vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life of property and equipment	10 years